Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total current		R$ 94,870
Total noncurrent		R$ 19,580	10,455
Selic Treasury Notes [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI		100.00%
Total current		R$ 2,485
Treasury Notes [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI		4.85%
Total current		R$ 92,385
Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total noncurrent	[1]	14,059	5,224
Securities pledged as guarantee [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Total noncurrent	[2],[3]	R$ 5,521	R$ 5,231
Minimum [Member] | Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI	[1]	95.00%
Maximum [Member] | Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of marketable securities [Line Items]
Percentage of CDI	[1]	100.25%

[1]	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.
[2]	The amount refers to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.
[3]	The restriction refers to a letter of guarantee issued by the subsidiary Ombú Agropecuária S.A. to secure a labor claim.